Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2017	Mar. 31, 2016
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	¥ 26,581	¥ 38,933
Liability derivatives Fair value	19,798	25,073
Options held
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	1,708	3,332
Futures
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	694	25
Liability derivatives Fair value	37	417
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	57	568
Liability derivatives Fair value	45	98
Variable Annuity and Variable Life Insurance Contracts | Options held
Derivatives, Fair Value [Line Items]
Notional amount	46,063	46,926
Variable Annuity and Variable Life Insurance Contracts | Futures
Derivatives, Fair Value [Line Items]
Notional amount	52,791	51,021
Variable Annuity and Variable Life Insurance Contracts | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	¥ 16,690	¥ 20,884